Floor plan financing (Tables)	6 Months Ended
Feb. 28, 2026
Floor plan financing
Schedule of movement in the floor plan

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Opening balance	32,511,664	—
Proceeds received from floor plan lenders	132,102	1,069,341
Payments reimbursed to floor plan lenders	(14,491,243)	(10,531,983)
Business acquisition	—	41,974,306
Closing balance	18,152,523	32,511,664